Leases (Details 3) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Gross Operating lease liabilities	$ 12,014
Gross Finance lease liabilities	279
Gross lease liabilities	12,293
Less: Operating imputed interest	1,988
Less: Finance imputed interest	48
Less: imputed interest	2,036
Present value of Operating lease liabilities	10,026
Present value of Finance lease liabilities	231
Present value of lease liabilities	10,257
Less: current portion of Operating lease liabilities	2,543	$ 2,080
Less: current portion of Finance lease liabilities	156	294
Less: current portion of lease liabilities	2,699
Total long-term Operating lease liabilities	7,483	5,615
Total long-term Finance lease liabilities	75	$ 162
Total long-term lease liabilities	$ 7,558